Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Earnings/ (Loss) per Share (Table)

	Years ended December 31,
	2023	2024	2025
Income :
Net income	$173,556	$304,654	$84,174

Basic earnings per share:
Weighted average common shares outstanding, basic	98,457,929	106,883,330	115,002,721
Basic earnings per share	$1.76	$2.85	$0.73

Effect of dilutive securities:
Dillutive potential common shares	470,082	1,819,658	417,658

Weighted average common shares outstanding, diluted	98,928,011	108,702,988	115,420,379

Diluted earnings per share	$1.75	$2.80	$0.73